Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

27. Subsequent Events

(a) Impairment of long-lived assets

We identified a decline in the rental market for certain our properties in 2025. Meanwhile, impairment indicators have been identified for certain long-lived assets used for research and development in 2025. These indicators incurred in 2025 may give rise to subsequent impairment losses recognized in the consolidated financial statements. The impairment amount is currently under assessment.

(b) Nasdaq

On May 16, 2025, the Company received a notice from The Nasdaq Stock Market LLC ("Nasdaq") indicating that, as a result of the Company not having timely filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2024, the Company is not in compliance with Nasdaq Listing Rule 5250(c)(1). Nasdaq granted the Company a period of 60 calendar days from the date of the notification to submit a plan to regain compliance, and, subject to acceptance of such plan, an extension until November 11, 2025 to file Form 20-F for the fiscal year ended December 31, 2024.

On November 12, 2025, the Company received a delisting determination letter (the "Staff Determination") from Nasdaq, notifying the Company that unless it timely requested a hearing before the Nasdaq Hearings Panel, its securities would be suspended and delisted from Nasdaq at the opening of business on November 21, 2025. On November 19, 2025, the Company requested a hearing to appeal the Staff Determination, which automatically stayed the suspension for 15 days. The Company also sought a further stay pending the hearing process.

On January 2, 2026, the Company received another notification letter from Nasdaq stating that it was not in compliance with Nasdaq Listing Rule 5250(c)(2) due to its failure to timely file a Form 6-K containing an interim balance sheet and income statement as of the end of the second quarter of 2025. The Nasdaq Hearings Panel scheduled a hearing for January 8, 2026, at which it would consider the matter addressed in the notification letters. The Company was invited to present its views and plan to maintain its Nasdaq listing.

On January 22, 2026, the Panel granted the Company's request to continue its listing on the Nasdaq Stock Market, subject to the condition that the Company must, on or before May 11, 2026, demonstrate compliance with Listing Rules 5250(c)(1) and 5250(c)(2) by filing Form 20-F for the fiscal year ended December 31, 2024 and the required interim financial statements on Form 6-K for the second quarter of 2025.

Aside from the Related Party Transactions and Balances disclosed in note 15, Commitments and Contingencies disclosed in note 20 and dividend declared and payment disclosed in note 23 to the financial statements, no events that required recognition or additional disclosure in the consolidated financial statements presented.